Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,291,100
Proposed Maximum Offering Price per Unit	31.78
Maximum Aggregate Offering Price	$ 136,371,158.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,832.86
Offering Note	(A) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (B) Consists of (i) 3,873,100 shares issuable under the registrant's 2026 Equity Incentive Plan (the "2026 Plan") and (ii) 418,000 shares issuable under the registrant's 2026 Employee Stock Purchase Plan. (C) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share is based on $31.78 per share, which is the average of the high and low sales prices of the registrant's common stock as reported on the Nasdaq Global Select Market on May 1, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	306,900
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 5,524,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 762.90
Offering Note	(A) See Note 1(A). (B) Consists of 306,900 shares issuable upon the exercise of stock options to acquire common stock granted under the 2026 Plan (the "Outstanding Options"). (C) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum offering price per share is based on $18.00 per share, which is the exercise price of the Outstanding Options.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,362,116
Proposed Maximum Offering Price per Unit	5.84
Maximum Aggregate Offering Price	$ 25,474,757.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,518.07
Offering Note	(A) See Note 1(A). (B) Consists of 4,362,116 shares issuable upon the exercise of warrants to acquire common stock that were outstanding immediately prior to the effectiveness of the registrant's Registration Statement on Form S-1 (File No. 333-294989), as amended (the "Outstanding Warrants"). (C) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum offering price per share is based on $5.84 per share, which is the weighted average exercise price of the Outstanding Warrants.